Unit Activity - Schedule of Movement in Number of Common Units, and General Partner Units and Series A Preferred Units (Detail) - shares	Nov. 09, 2017	Jun. 30, 2017	Feb. 02, 2017	Jan. 10, 2017	Jan. 06, 2017	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Common Units [Member]
Class of Stock [Line Items]
Public offering	3,000,000			2,500,000	2,500,000
Number of Units						32,694,094	32,694,094	27,194,094
General Partner Unit [Member]
Class of Stock [Line Items]
Public offering	56,443
Number of General Partner Units Outstanding						615,117	615,117	558,674
Convertible Preferred Units [Member]
Class of Stock [Line Items]
Number of Preferred Units, Outstanding						3,750,000	3,750,000
Convertible Preferred Units [Member] | Series A Preferred Unit [Member]
Class of Stock [Line Items]
Number of Preferred Units Sold		1,666,667	2,083,333